Consolidated and Combined Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 86.5	$ (310.7)	$ (47.9)
Other comprehensive income (loss):
Change in foreign currency translation gains (losses)	(47.1)	210.1	(230.7)
Change in defined benefit pension and retiree health benefit plans, net of taxes	25.4	(9.8)	(4.3)
Other comprehensive income (loss), net of taxes	(21.7)	200.3	(235.0)
Comprehensive income (loss)	$ 64.8	$ (110.4)	$ (282.9)